UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2591
RIVERSOURCE MONEY MARKET SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: July 31
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments
Portfolio of Investments
Columbia Money Market Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
U.S. Government Agencies (26.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Federal Home Loan Bank Discount Notes
11-03-10	0.130%	$7,000,000	$6,999,876
11-25-11	0.400	34,000,000	34,000,000
Federal Home Loan Mortgage Corp. Discount Notes
12-27-10	0.170	10,225,000	10,222,199
Federal National Mortgage Association Discount Notes
12-09-10	0.160	40,000,000	39,992,889
U.S. Treasury Bills
11-04-10	0.100	55,000,000	54,999,083
11-12-10	0.140	106,700,000	106,694,182
11-18-10	0.140	119,700,000	119,690,682
11-26-10	0.140	241,000,000	240,974,822
12-09-10	0.130	23,300,000	23,296,505
12-23-10	0.150	37,000,000	36,991,620

Total U.S. Government Agencies
(Cost: $673,861,858)			$673,861,858

U.S. Government-Insured Debt (18.9%)(c)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Straight-A Funding LLC
U.S. Treasury Government Guaranty(b)
11-09-10	0.200%	$40,000,000	$39,997,556
11-10-10	0.240	40,000,000	39,996,822
11-16-10	0.240	25,000,000	24,997,049
11-17-10	0.240	25,300,000	25,296,838
11-19-10	0.220	40,301,000	40,295,849
11-23-10	0.210	14,100,000	14,097,932
11-24-10	0.210	17,000,000	16,997,403
12-01-10	0.230	22,700,000	22,695,359
12-08-10	0.250	30,000,000	29,991,875
12-10-10	0.230	10,000,000	9,997,381
12-14-10	0.240	30,000,000	29,991,000
12-14-10	0.250	27,000,000	26,991,563
12-15-10	0.240	54,000,000	53,983,439
12-21-10	0.230	41,052,000	41,038,361
01-05-11	0.250	40,000,000	39,981,389
01-06-11	0.250	20,000,000	19,990,556

Total U.S. Government-Insured Debt
(Cost: $476,340,372)			$476,340,372

Certificates of Deposit (5.6%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Bank of Montreal Chicago Branch
11-30-10	0.230%	$50,000,000	$50,000,000
Royal Bank of Scotland PLC Stamford
11-16-10	0.260	25,000,000	25,000,000
12-03-10	0.260	26,000,000	26,000,000
12-16-10	0.260	40,000,000	40,000,000

Total Certificates of Deposit
(Cost: $141,000,000)			$141,000,000

Commercial Paper (47.1%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Asset-Backed (29.2%)
Amsterdam Funding Corp.
11-19-10	0.230%	$30,000,000		$29,996,000
12-06-10	0.250	20,500,000		20,494,733
12-07-10	0.250	40,000,000		39,989,444
Argento Variable Funding Co. LLC
11-01-10	0.200	38,200,000		38,199,363
12-02-10	0.300	30,900,000		30,891,503
01-26-11	0.320	25,000,000		24,980,444
Chariot Funding LLC
11-16-10	0.220	40,000,000		39,995,656
Fairway Finance Co. LLC
11-01-10	0.170	25,000,000		24,999,653
11-03-10	0.200	26,317,000		26,316,269
Falcon Asset Securitization Co. LLC
11-04-10	0.190	34,000,000		33,998,914
FCAR Owner Trust Series I
11-02-10	0.270	45,000,000		44,998,688
11-03-10	0.220	30,000,000		29,999,100
11-29-10	0.250	18,000,000		17,996,250
12-01-10	0.270	7,000,000		6,998,320
Jupiter Securitization Co. LLC
12-13-10	0.240	32,000,000	(c)	31,990,613
Regency Markets No. 1 LLC
11-10-10	0.250	26,257,000	(c)	26,254,834
11-12-10	0.240	40,000,000	(c)	39,996,389
11-15-10	0.240	15,000,000	(c)	14,998,333
Salisbury Receivables Co. LLC
11-03-10	0.200	26,000,000	(c)	25,999,278
11-17-10	0.220	42,000,000	(c)	41,995,170
12-15-10	0.250	32,000,000	(c)	31,989,561
Thunder Bay Funding LLC
11-17-10	0.220	20,000,000	(c)	19,997,700
Windmill Funding Corp.
11-23-10	0.230	40,000,000		39,993,600
12-06-10	0.260	25,000,000		24,993,319
12-07-10	0.250	29,000,000	(c)	28,992,347

Total				737,055,481

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Banking (12.9%)
Bank of Montreal
11-29-10	0.230	17,000,000		16,996,742
Bank of Nova Scotia
12-03-10	0.210	36,000,000		35,992,860
12-17-10	0.210	41,000,000		40,988,520
BNP Paribas Finance, Inc.
11-29-10	0.250	13,500,000		13,497,188
Citigroup Funding, Inc.
11-02-10	0.170	30,000,000		29,999,425
11-08-10	0.220	29,000,000		28,998,260
11-22-10	0.230	40,000,000		39,993,867
HSBC USA, Inc.
12-10-10	0.230	40,000,000		39,989,522
12-16-10	0.230	7,300,000		7,297,808
12-20-10	0.230	45,000,000		44,985,337
Royal Bank of Scotland PLC
12-13-10	0.260	10,000,000		9,996,822
Scotiabanc, Inc.
11-24-10	0.200	17,000,000	(c)	16,997,639

Total				325,733,990

Life Insurance (5.0%)
MetLife Short Term Funding LLC
11-05-10	0.210	36,000,000		35,998,560
11-08-10	0.220	25,000,000		24,998,500
11-22-10	0.230	35,000,000		34,994,633
New York Life Capital Corp.
12-22-10	0.220	28,924,000	(c)	28,914,632

Total				124,906,325

Total Commercial Paper
(Cost: $1,187,695,796)				$1,187,695,796

Repurchase Agreements (0.4%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Barclays Bank PLC dated 10-29-10, matures 11-01-10, repurchase price $11,100,204 (collateralized by: U.S. Treasury Bond total market value $11,100,038)	0.220%	$11,100,000	$11,100,000

Total Repurchase Agreements
(Cost: $11,100,000)			$11,100,000

Bonds (2.8%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed
AmeriCredit Automobile Receivables Trust
Series 2010-3 Class A1
03-18-11	0.340%	$20,818,800	$20,818,800
Honda Auto Receivables Owner Trust
Series 2010-3 Class A1
06-21-11	1.000	29,000,000	29,000,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Santander Drive Auto Receivables Trust
Series 2010-A Class A1
07-15-11	0.530	21,842,485	(d)	21,842,485

Total Bonds
(Cost: $71,661,285)				$71,661,285

Total Investments in Securities
(Cost: $2,561,659,311)(e)				$2,561,659,311

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2010.

(b)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(c)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2010, the value of these securities amounted to $784,466,868 or 31.11% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2010, the value of these securities amounted to $21,842,485 or 0.87% of net assets.

(e)	Also represents the cost of securities for federal income tax purposes at Oct. 31, 2010.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

	Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Short-Term Securities
U.S. Government Agencies	$—	$673,861,858	$—	$673,861,858
FDIC-Insured Debt	—	476,340,372	—	476,340,372
Certificates of Deposit	—	141,000,000	—	141,000,000
Commercial Paper	—	1,187,695,796	—	1,187,695,796
Repurchase Agreements	—	11,100,000	—	11,100,000

Total Short-Term Securities	—	2,489,998,026	—	2,489,998,026

Bonds
Asset-Backed Securities	—	71,661,285	—	71,661,285

Total Bonds	—	71,661,285	—	71,661,285

Total	$—	$2,561,659,311	$—	$2,561,659,311

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Money Market Series, Inc.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton
President and Principal Executive Officer

Date	December 20, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton

J. Kevin Connaughton
President and Principal Executive Officer

Date	December 20, 2010

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	December 20, 2010